WARRANTS (Details) - $ / shares	6 Months Ended
	Jun. 30, 2021	Feb. 16, 2021
Class of Warrant or Right [Line Items]
Percentage of gross proceeds on total equity proceeds	60.00%
Volume weighted average trading price, term	10 days
Adjustment of exercise price of warrants as a percent, based on market value	115.00%
Adjustment of redemption price of warrants as a percent based on market value	180.00%
Threshold period for not to transfer, assign or sell any shares or warrants after completion of initial business combination	30 days
Class A ordinary shares
Class of Warrant or Right [Line Items]
Initial public offering per share (in Dollars per share)	$ 9.20	$ 11.50
Redemption Of Warrant Price Per Share Equals Or Exceeds 18.00
Class of Warrant or Right [Line Items]
Number of consecutive trading days	30 days
Initial public offering per share (in Dollars per share)	$ 18.00
Redemption of warrants, threshold trading days	20 days
Minimum threshold written notice period for redemption of warrants	30 days
Redemption of warrants, reference price (in Dollars per share)	$ 18.00
Redemption price of warrants (in Dollars per share)	$ 0.01
Redemption Of Warrant Price Per Share Equals Or Exceeds 10.00
Class of Warrant or Right [Line Items]
Number of consecutive trading days	30 days
Initial public offering per share (in Dollars per share)	$ 10.00
Redemption of warrants, threshold trading days	20 days
Minimum threshold written notice period for redemption of warrants	30 days
Redemption of warrants, reference price (in Dollars per share)	$ 10.00
Redemption price of warrants (in Dollars per share)	$ 0.10